Related Party Transactions and Balances - Schedule of Related Parties (Details)	12 Months Ended
Dec. 31, 2024
Yufeng Mi [Member]
Schedule of Related Parties [Line Items]
Nature of Relationship	Chief Technical Officer (“CTO”) and shareholder
HongKong Kisen Co., Limited [Member]
Schedule of Related Parties [Line Items]
Nature of Relationship	Company ultimately controlled by Chief Strategy Officer (“CSO”)